RELATED PARTIES - Summary of Remuneration of Directors and Members of the Executive Committee (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Salary / fees	€ 1,399	€ 1,816
Retirement benefits	19	171
Share based payments	(33)	242
Executive officers / VP and qualified person
Disclosure of transactions between related parties [line items]
Salary / fees	875	630
Retirement benefits	11	110
Share based payments	136	222
Executive committee
Disclosure of transactions between related parties [line items]
Salary / fees	368	993
Retirement benefits	8	61
Share based payments	(169)	20
Board of directors
Disclosure of transactions between related parties [line items]
Salary / fees	156	193
Retirement benefits	0
Share based payments	€ 0